Bank Loans (Details) - Schedule of short-term borrowings - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Short-Term Debt [Line Items]
Total		$ 758,749
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) [Member]
Short-Term Debt [Line Items]
Total		$ 758,749